Postemployment Benefits Pension Plans - Expected Future Benefit Payments (Details) - Pension Plans $ in Millions	Dec. 28, 2019 USD ($)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2020	$ 343
2021	340
2022	331
2023	323
2024	314
2025-2029	1,364
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2020	75
2021	75
2022	80
2023	79
2024	80
2025-2029	$ 438